Accounts Receivable	12 Months Ended
Dec. 31, 2016
Accounts Receivable
5.	Accounts Receivable

The following summarizes the Group’s accounts receivable as of December 31, 2015 and 2016:

	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivable	280,801	419,426
Less: Allowance for doubtful accounts	(1,264)	(7,125)

Accounts receivable, net	279,537	412,301

The amount of payments to service providers on behalf of customers included in accounts receivable was RMB230,884 and RMB284,764 as of December 31, 2015 and 2016, respectively.

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2014, 2015 and 2016:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	(25)	(92)	(1,264)
Charged to costs and expenses	(67)	(1,172)	(5,861)

Balance at end of the year	(92)	(1,264)	(7,125)